CERTAIN RISKS AND CONCENTRATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue [Member] | Company A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%